FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
	Level 1	Level 2	Level 3	Total
As of March 31, 2021
Assets:
Investment – Cansativa	—	—	1,542	1,542
Total Assets	—	—	1,542	1,542
Liabilities:
Loans and borrowings	—	7,924	—	7,924
Warrant liability	—	—	23,912	23,912
Convertible notes	—	27,266	—	27,266
Total Liabilities	$—	$35,190	$23,912	$59,102

As of December 31, 2020
Assets:
Investment – Cansativa	—	—	1,553	1,553
Total Assets	$—	$—	$1,553	$1,553
Liabilities:
Loans and borrowings	$—	$6,701	$—	$6,701
Warrant liability	—	—	19,061	$19,061
Convertible notes	—	27,142	—	$27,142
Total Liabilities	$—	$33,843	$19,061	$52,904

	Level 1	Level 2	Level 3	Total
As of December 31, 2020
Assets:
Investment – Lift & Co	$—	$—	$—	$—
Investment – Cansativa	—	—	1,553	1,553
Total Assets	—	—	1,553	1,553
Liabilities:
Loans and borrowings	—	6,701	—	6,701
Warrant liability	—	—	19,061	19,061
Convertible notes	—	27,142	—	27,142
Total Liabilities (Restated)(a)	$—	$33,843	$19,061	$52,904

As of December 31, 2019
Assets:
Investment – Lift & Co	$319	$57	$—	$376
Investment – Cansativa	—	—	1,701	1,701
Total Assets	$319	$57	$1,701	$2,077
Liabilities:
Loans and borrowings	$—	$7,162	$—	$7,162
Convertible notes		26,566		$26,566
Total Liabilities	$—	$33,728	$—	$33,728

(a)      See Note 3. for information on the restatement adjustment as of December 31, 2020.